Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	$ 1,124	$ 1,012	$ 1,974	$ 2,136	$ 3,986
Total other comprehensive income that may be reclassified to the income statement, net of tax	(381)	698	(1,370)	317	(4,055)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(204)	94	361	(110)	913
Total other comprehensive income	(585)	792	(1,009)	207	(3,142)
Total comprehensive income	539	1,804	965	2,343	844
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	1,120	1,004	1,964	2,124	3,968
Foreign currency translation, net of tax	151	95	(551)	246	(801)
Financial assets measured at fair value through other comprehensive income, net of tax	(1)	2	330	1	3
Cash flow hedges, net of tax	(542)	606	(1,171)	64	(3,355)
Cost of hedging, net of tax	11	(5)	21	6	98
Total other comprehensive income that may be reclassified to the income statement, net of tax	(381)	698	(1,370)	317	(4,055)
Defined benefit plans, net of tax	(50)	38	119	(12)	229
Own credit on financial liabilities designated at fair value, net of tax	(151)	51	271	(100)	693
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(201)	89	389	(112)	922
Total other comprehensive income	(582)	787	(981)	206	(3,133)
Total comprehensive income	538	1,791	982	2,329	835
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	4	8	10	12	18
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(3)	5	(28)	2	(10)
Total comprehensive income	$ 1	$ 13	$ (17)	14	9
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				(683)	(2,777)
Total comprehensive income				(985)	(2,140)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				(683)	(2,777)
Foreign currency translation, net of tax				(297)	641
Financial assets measured at fair value through other comprehensive income, net of tax					0
Cash flow hedges, net of tax				(5)	(3)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(302)	637
Defined benefit plans, net of tax					0
Total other comprehensive income that will not be reclassified to the income statement, net of tax					0
Total other comprehensive income				(302)	637
Total comprehensive income				(985)	(2,140)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				1,691	3,914
Total comprehensive income				1,652	2,888
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				1,691	3,914
Foreign currency translation, net of tax				10	(107)
Financial assets measured at fair value through other comprehensive income, net of tax				1	(6)
Cash flow hedges, net of tax				40	(1,970)
Cost of hedging, net of tax				6	98
Total other comprehensive income that may be reclassified to the income statement, net of tax				57	(1,986)
Defined benefit plans, net of tax				3	266
Own credit on financial liabilities designated at fair value, net of tax				(100)	693
Total other comprehensive income that will not be reclassified to the income statement, net of tax				(96)	960
Total other comprehensive income				(39)	(1,027)
Total comprehensive income				1,652	2,888
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				1,971	1,452
Total comprehensive income				2,531	(219)
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				1,971	1,452
Foreign currency translation, net of tax				470	(688)
Cash flow hedges, net of tax				108	(889)
Total other comprehensive income that may be reclassified to the income statement, net of tax				578	(1,576)
Defined benefit plans, net of tax				(18)	(94)
Total other comprehensive income that will not be reclassified to the income statement, net of tax				(18)	(94)
Total other comprehensive income				560	(1,671)
Total comprehensive income				2,531	(219)
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				(843)	1,397
Total comprehensive income				(856)	316
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)				(855)	1,379
Foreign currency translation, net of tax				63	(647)
Financial assets measured at fair value through other comprehensive income, net of tax				1	10
Cash flow hedges, net of tax				(79)	(492)
Cost of hedging, net of tax				(1)
Total other comprehensive income that may be reclassified to the income statement, net of tax				(16)	(1,130)
Defined benefit plans, net of tax				2	57
Total other comprehensive income that will not be reclassified to the income statement, net of tax				2	57
Total other comprehensive income				(14)	(1,073)
Total comprehensive income				(870)	307
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income				$ 14	$ 9